Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	Nov. 30, 2014
C000007973
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,282	$ 13,059	$ 12,565	$ 12,768	$ 12,385	$ 12,130	$ 12,173	$ 12,017	$ 11,959	$ 11,945	$ 12,271	$ 13,027	$ 13,409	$ 13,411	$ 13,312	$ 13,002	$ 13,070	$ 12,878	$ 12,579	$ 12,732	$ 12,252	$ 12,306	$ 11,943	$ 11,515	$ 11,211	$ 11,228	$ 11,190	$ 11,045	$ 11,123	$ 11,132	$ 10,991	$ 10,695	$ 10,443	$ 11,064	$ 10,845	$ 10,616	$ 10,390	$ 10,222	$ 10,109	$ 10,144	$ 10,000
NACC2 Index: Bloomberg OH Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg OH Municipal Bond Index
Account Value	$ 12,661	12,510	12,094	12,298	12,081	11,801	11,799	11,730	11,621	11,669	11,819	12,397	12,754	12,793	12,706	12,498	12,575	12,442	12,218	12,329	11,930	11,975	11,659	11,307	11,016	11,032	10,969	10,857	10,902	11,003	10,875	10,615	10,344	10,899	10,721	10,575	10,355	10,195	10,102	10,144	10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	$ 12,587	$ 12,189	$ 12,379	$ 12,144	$ 11,865	$ 11,872	$ 11,743	$ 11,645	$ 11,666	$ 11,814	$ 12,373	$ 12,747	$ 12,768	$ 12,675	$ 12,455	$ 12,500	$ 12,349	$ 12,102	$ 12,325	$ 11,917	$ 11,962	$ 11,639	$ 11,260	$ 10,984	$ 11,003	$ 10,938	$ 10,813	$ 10,862	$ 10,949	$ 10,818	$ 10,549	$ 10,287	$ 10,853	$ 10,662	$ 10,523	$ 10,310	$ 10,155	$ 10,071	$ 10,123	$ 10,000